Brandes U.S. Value ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks – 98.3%
Communication Services – 5.7%
Alphabet, Inc., Class C ......................................................... 22,138 $ 5,391,710
Comcast Corp., Class A ........................................................ 160,492 5,042,659
Omnicom Group, Inc. .......................................................... 49,049 3,998,965
14,433,334
Consumer Discretionary – 3.3%
AutoZone, Inc.* ............................................................... 591 2,535,532
LKQ Corp. ................................................................... 100,427 3,067,040
Mohawk Industries, Inc.* ........................................................ 20,949 2,700,745
8,303,317
Consumer Staples – 4.6%
Ingredion, Inc. ................................................................ 21,109 2,577,620
Kenvue , Inc. ................................................................. 134,650 2,185,370
Sysco Corp. .................................................................. 50,242 4,136,926
Target Corp. .................................................................. 28,983 2,599,775
11,499,691
Energy – 6.5%
Chevron Corp. ................................................................ 43,359 6,733,219
Halliburton Co. ............................................................... 163,180 4,014,228
Schlumberger NV ............................................................. 95,724 3,290,034
World Kinect Corp. ............................................................ 92,264 2,394,251
16,431,732
Financials – 25.7%
American International Group, Inc. ................................................ 42,605 3,346,197
Arch Capital Group Ltd. ......................................................... 53,907 4,890,982
Bank of America Corp. ......................................................... 130,966 6,756,536
Bank of New York Mellon Corp. (The) ............................................. 30,223 3,293,098
Citigroup, Inc. ................................................................ 66,819 6,782,128
Fiserv, Inc.* .................................................................. 39,807 5,132,317
JPMorgan Chase & Co. ........................................................ 13,148 4,147,274
OneMain Holdings, Inc. ......................................................... 44,296 2,500,952
PNC Financial Services Group, Inc. (The) .......................................... 26,605 5,345,743
State Street Corp. ............................................................. 30,308 3,516,031
Truist Financial Corp. .......................................................... 54,814 2,506,096
W R Berkley Corp. ............................................................ 59,383 4,549,925
Wells Fargo & Co. ............................................................. 77,498 6,495,882
Willis Towers Watson PLC ...................................................... 15,849 5,475,037
64,738,198
Health Care – 24.6%
Becton Dickinson & Co. ........................................................ 30,424 5,694,460
Cardinal Health, Inc. ........................................................... 31,256 4,905,942
Cigna Group (The) ............................................................ 18,731 5,399,211
CVS Health Corp. ............................................................. 54,219 4,087,570
HCA Healthcare, Inc. ........................................................... 11,817 5,036,405
ICON PLC* .................................................................. 24,745 4,330,375
Johnson & Johnson ............................................................ 27,296 5,061,224
Labcorp Holdings, Inc. ......................................................... 14,810 4,251,359
McKesson Corp. .............................................................. 3,723 2,876,166
Merck & Co., Inc. .............................................................. 81,037 6,801,435

Brandes U.S. Value ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
Pfizer, Inc. ................................................................... 228,849 $ 5,831,073
Sanofi SA, ADR ............................................................... 101,608 4,795,898
UnitedHealth Group, Inc. ........................................................ 8,126 2,805,908
61,877,026
Industrials – 12.4%
CAE, Inc.* ................................................................... 68,391 2,027,109
Emerson Electric Co. .......................................................... 36,861 4,835,426
FedEx Corp. ................................................................. 18,036 4,253,069
Gates Industrial Corp. PLC* ..................................................... 73,778 1,831,170
Hexcel Corp. ................................................................. 44,675 2,801,123
Knight-Swift Transportation Holdings, Inc. .......................................... 80,645 3,186,284
SS&C Technologies Holdings, Inc. ................................................ 65,225 5,789,371
Textron, Inc. .................................................................. 76,962 6,502,519
31,226,071
Information Technology – 9.3%
Amdocs Ltd. ................................................................. 66,552 5,460,592
Cognizant Technology Solutions Corp., Class A ...................................... 63,608 4,266,188
EPAM Systems, Inc.* .......................................................... 24,582 3,706,720
Flex Ltd.* .................................................................... 57,634 3,341,043
Micron Technology, Inc. ......................................................... 20,199 3,379,697
Open Text Corp. .............................................................. 44,724 1,671,783
Qorvo , Inc.* .................................................................. 17,675 1,609,839
23,435,862
Materials – 4.0%
Corteva , Inc. ................................................................. 65,561 4,433,890
International Flavors & Fragrances, Inc. ............................................ 50,070 3,081,308
Westlake Corp. ............................................................... 35,101 2,704,883
10,220,081
Utilities – 2.2%
Entergy Corp. ................................................................ 28,800 2,683,872
Evergy , Inc. .................................................................. 38,284 2,910,350
5,594,222
Total Common Stocks (Cost $231,662,771) ....................................................... 247,759,534
Money Market Funds – 1.1%
JP Morgan US Treasury Plus Money Market Fund, 4.01%(a)
(Cost $2,682,052) ........................................................... 2,682,052 2,682,052
Total Investments – 99.4%
(Cost $234,344,823) ......................................................................... $ 250,441,586
Other Assets in Excess of Liabilities – 0.6% ......................................................... 1,495,896
Net Assets – 100.0% .......................................................................... $ 251,937,482
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2025.

Brandes U.S. Value ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
ADR : American Depositary Receipt
PLC : Public Limited Company